Related party transactions - Other (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Office space Augsburg, Germany
Related parties
Rent expense	€ 2	€ 2
Schlosserei und Metallbau Ederer, Dieen
Related parties
Acquired goods from related parties	0	0
Andreas Schmid Logistik AG, Gersthofen
Related parties
Services received from related parties	25	43
Suzhou Meimai Fast Manufacturing Technology Co., Ltd, Suzhou
Related parties
Revenue from related parties	19	136
DSCS Digital Supply Chain Solutions GmbH, Gersthofen
Related parties
Revenue from related parties	€ 0	11
Ownership interest in associate (as a percent)	33.30%
Michele Neuber
Related parties
Services received from related parties	€ 1	€ 1